Advances from Federal Home Loan Bank of New York ("FHLB") - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2017 USD ($) Financial_Institution	Mar. 31, 2016 USD ($)
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Advances due in one year or less were short-term borrowings	$ 50,500,000	$ 119,000,000
Percentage of maximum borrowing capacity	50.00%
Maximum borrowing amount available from financial institution	$ 63,000,000
Number of large financial institution | Financial_Institution	2
Drawings on lines of credit	$ 0	$ 0
Mortgage-Backed Security [Member] | Held-to-maturity Securities [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Carrying value of security pledged for public deposits held at Bank	$ 323,000